PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$

Electronics and office equipment	45,816	33,353	5,112
Motor vehicles	11,706	10,737	1,646
Leasehold improvements	119,317	118,722	18,195

Property and equipment, cost	176,839	162,812	24,953
Less: Accumulated depreciation	(112,727)	(143,033)	(21,922)

Property and equipment, net	64,112	19,779	3,031